PARTNERS' CAPITAL - Partners' Capital and Schedule of Units (Details) - shares	1 Months Ended	3 Months Ended
	Jan. 31, 2017	Mar. 31, 2017
Rollforwards of the number of partner units
Units, beginning balance (in shares)	73,582,308	73,582,308
Net units issued under SMLP LTIP (in shares)		184,277
Units issued under ATM Program (in shares)		17,700
General Partner 2% capital contribution (in shares)		4,591
Units, ending balance (in shares)		73,788,876
Common
Rollforwards of the number of partner units
Units, beginning balance (in shares)	72,111,121	72,111,121
Net units issued under SMLP LTIP (in shares)		184,277
Units issued under ATM Program (in shares)	4,000,000	17,700
General Partner 2% capital contribution (in shares)		0
Units, ending balance (in shares)		72,313,098
General Partner
Rollforwards of the number of partner units
Units, beginning balance (in shares)	1,471,187	1,471,187
Net units issued under SMLP LTIP (in shares)		0
Units issued under ATM Program (in shares)		0
General Partner 2% capital contribution (in shares)		4,591
Units, ending balance (in shares)		1,475,778